Equity-based compensation - Additional information (Details) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019 shares	Mar. 31, 2020 metric	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-based compensation expense | $				$ 114	$ 93	$ 71
Accrued share-based payments | $			$ 10	$ 10	$ 6
Number of awards issued/granted (in shares)	4,200		700
Number of awards outstanding (in shares)	4,222		4,742	4,742	3,443	2,800
Number of awards vested (in shares)			108		814
Number of awards forfeited (in shares)			114		208
Remaining weighted-average vesting period				1 year 6 months
Chief executive officer [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent paid in cash			50.00%	50.00%
Percent paid in equity shares			50.00%	50.00%
Top leaders [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent paid in cash			70.00%	70.00%
Percent paid in equity shares			30.00%	30.00%
Long-term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Number of metrics | metric		4
Restricted awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards issued/granted (in shares)			625
Vesting period				3 years
Novartis equity plan select, outside North America [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards issued/granted (in shares)					141
Weighted average share price (in dollars per share) | $ / shares					$ 86.2
Novartis equity plan select, North America [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards issued/granted (in shares)					689
Weighted average share price (in dollars per share) | $ / shares					$ 81.4
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share savings plan holding period				3 years
Minimum [member] | Long-term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive percent of base salary				30.00%
Payout percent				0.00%
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share savings plan holding period				5 years
Maximum [member] | Long-term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target incentive percent of base salary				280.00%
Payout percent				200.00%